CREDIT FACILITY (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Jan. 31, 2026 USD ($) facility	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
Debt Securities, Available-for-sale [Line Items]
Interest expense		$ 0	$ 0	$ 0
Debt instrument, covenant, net cash, minimum	$ 15,000,000
Revolving Credit Facility | Line of Credit
Debt Securities, Available-for-sale [Line Items]
Number of credit facilities | facility		2
Maximum borrowing capacity		$ 65,000,000
Commitment fee, percentage		0.75%	0.75%	0.75%
Unused borrowing capacity, fee		$ (500,000)	$ (500,000)	$ (700,000)
Covenant, consolidated equity, minimum amount	$ 165,000,000
Covenant, consolidated equity, minimum percentage of total consolidated assets	30.00%
Covenant, unrestricted cash and cash equivalents, minimum amount	$ 25,000,000
Revolving Credit Facility | Line of Credit | Minimum
Debt Securities, Available-for-sale [Line Items]
Basis spread on variable rate		3.26%
Commitment fee, percentage		0.30%
Revolving Credit Facility | Line of Credit | Maximum
Debt Securities, Available-for-sale [Line Items]
Basis spread on variable rate		3.31%
Commitment fee, percentage		0.35%